Warrants and Compensation Options - Schedule of Warrants and Compensation Options (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants And Compensation Options
Warrants and Compensation Options, Historical Average Exercise Price Beginning Balance		$ 0.43	$ 0.44	$ 0.39
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance		49,539,792	46,250,292	34,800,000
Warrants and Compensation Options, Historical Fair value Beginning Balance		$ 8,525,358	$ 8,303,738	$ 5,985,378
Fair value of warrants issued on public offering, Historical Average Exercise Price				$ 0.58
Fair value of warrants issued on public offering, Number of Warrants/Compensation options				12,545,350
Fair value of warrants issued on public offering, Historical Fair value				$ 2,286,426
Historical fair value assigned to warrants exercised, Historical Average Exercise Price		$ 0.39		$ 0.39
Historical fair value assigned to warrants exercised, Number of Warrants/Compensation options		(744,000)		(2,600,500)
Historical fair value assigned to warrants exercised, Historical Fair value		$ (127,964)		$ (447,270)
Fair value of compensation options issued to brokers, Historical Average Exercise Price				$ 0.43
Fair value of compensation options issued to brokers, Number of Warrants/Compensation options				1,505,442
Fair value of compensation options issued to brokers, Historical Fair value				$ 479,204
Fair value of warrants issued as cost of debt financing, Historical Average Exercise Price			$ 0.27
Fair value of warrants issued as cost of debt financing, Number of Warrants/Compensation options			3,289,500
Fair value of warrants issued as cost of debt financing, Historical Fair value			$ 221,620
Fair value of warrants issued on conversion of convertible debentures (Notes 12 and 13),Historical Average Exercise Price		$ 0.38
Fair value of warrants issued on conversion of convertible debentures (Notes 12 and 13),Number of Warrants/Compensation options		1,235,000
Fair value of warrants issued on conversion of convertible debentures (Notes 12 and 13),Historical Fair value		$ 146,858
Fair value of expired compensation options issued to brokers,Historical Average Exercise Price		$ 0.43
Fair value of expired compensation options issued to brokers,Number of Warrants/Compensation options		(1,505,442)
Fair value of expired compensation options issued to brokers,Historical Fair value		$ (479,204)
Fair value related to the exercise of warrants issued as cost of debt financing,Historical Average Exercise Price	[1]	$ 0.27
Fair value related to the exercise of warrants issued as cost of debt financing,Number of Warrants/Compensation options	[1]	(3,289,500)
Fair value related to the exercise of warrants issued as cost of debt financing,Historical Fair value	[1]	$ (221,620)
Fair value of expired warrants issued on public offering,Historical Average Exercise Price		$ 0.58
Fair value of expired warrants issued on public offering,Number of Warrants/Compensation options		(12,545,350)
Fair value of expired warrants issued on public offering,Historical Fair value		$ (2,286,426)
Warrants and Compensation Options, Historical Average Exercise Price Ending Balance		$ 0.39	$ 0.43	$ 0.44
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		32,690,500	49,539,792	46,250,292
Warrants and Compensation Options, Historical Fair value Ending Balance		$ 5,557,002	$ 8,525,358	$ 8,303,738

[1]	These warrants had a cashless exercise feature. The warrant holder utilized the cashless exercise feature to exercise the warrants, which resulted in the Company issuing 942,448 common shares to the warrant holders.